Deferred income tax assets and liabilities (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Effect on profit or loss	S/ 1,964	S/ 11,129
Effect on OCI	(13,287)	11,339	S/ 11,039
Effect on equity	(2,253)	2,253
Allowance for expected credit losses [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance
Effect on profit or loss	2,665
Effect on OCI
Effect on equity
Ending balance	2,665
Provision Of Discounts And Bonuses To Customers [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance
Effect on profit or loss	137
Effect on OCI
Effect on equity
Ending balance	137
Effect Of Differences Between Book And Tax Bases Of Fixed Assets And In The Depreciation Rates Used For Book Purposes [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	34
Effect on profit or loss	82	34
Effect on OCI
Effect on equity
Ending balance	116	34
Provision For Vacations [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	76	60
Effect on profit or loss	13	16
Effect on OCI
Effect on equity
Ending balance	89	76	60
Tax-Loss Carry Forward [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance		4,953
Effect on profit or loss		(4,953)
Effect on OCI
Effect on equity
Ending balance			4,953
Pre-Operating Costs [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance		1,287
Effect on profit or loss		(1,287)
Effect on OCI
Effect on equity
Ending balance			1,287
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	32	50
Effect on profit or loss	59	(18)
Effect on OCI
Effect on equity
Ending balance	91	32	50
Total Deferred Income Tax Assets, Net [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	142	6,350
Effect on profit or loss	2,956	(6,208)
Effect on OCI
Effect on equity
Ending balance	3,098	142	6,350
Impairment Of Zinc Mining Assets [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	28,318	28,318
Effect on profit or loss	(1,003)
Effect on OCI
Effect on equity
Ending balance	27,315	28,318	28,318
Impairment on Brine Project Assets [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	17,087
Effect on profit or loss		17,087
Effect on OCI
Effect on equity
Ending balance	17,087	17,087
Long-Term Incentive Plan [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	8,945	10,139
Effect on profit or loss	1,675	(1,194)
Effect on OCI
Effect on equity
Ending balance	10,620	8,945	10,139
Provision For Vacations [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	3,829	3,672
Effect on profit or loss	296	157
Effect on OCI
Effect on equity
Ending balance	4,125	3,829	3,672
Provision Of Discounts [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	1,093
Effect on profit or loss	(99)	1,093
Effect on OCI
Effect on equity
Ending balance	994	1,093
Available For Sale Financial Investment From Spin-Off [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance
Effect on profit or loss
Effect on OCI
Effect on equity		2,253
Ending balance
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	5,629	3,780
Effect on profit or loss	1,057	1,849
Effect on OCI
Effect on equity
Ending balance	6,686	5,629	3,780
Deferred Income Tax Assets [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	67,154	45,909
Effect on profit or loss	1,926	18,992
Effect on OCI
Effect on equity	(2,253)	2,253
Ending balance	66,827	67,154	45,909
Effect Of Differences Between Book And Tax Bases Of Fixed Assets And In The Depreciation Rates Used For Book Purposes [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	(173,366)	(162,034)
Effect on profit or loss	(12,613)	(11,332)
Effect on OCI
Effect on equity
Ending balance	(185,979)	(173,366)	(162,034)
Net Gain On Cash Flow Hedge [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	(144)	(20,624)
Effect on profit or loss	8,137	9,203
Effect on OCI	(11,612)	11,277
Effect on equity
Ending balance	(3,619)	(144)	(20,624)
Available For Sale Financial Investment From Spin-Off [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance
Effect on profit or loss
Effect on OCI
Effect on equity
Ending balance
Effect Of Costs Of Issuance Of Senior Notes [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	(2,422)	(2,906)
Effect on profit or loss	1,558	484
Effect on OCI
Effect on equity
Ending balance	(864)	(2,422)	(2,906)
Effect Of Financial Instruments Designated At Fair Value Through OCI Disposed [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance		(62)
Effect on profit or loss
Effect on OCI		62
Effect on equity
Ending balance			(62)
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	(45)	(35)
Effect on profit or loss		(10)
Effect on OCI
Effect on equity
Ending balance	(45)	(45)	(35)
Deferred Income Tax Liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	(175,977)	(185,661)
Effect on profit or loss	(2,918)	(1,655)
Effect on OCI	(13,287)	11,339
Effect on equity
Ending balance	(192,182)	(175,977)	(185,661)
Total Deferred Income Tax Liabilities, Net [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	(108,823)	(139,752)
Effect on profit or loss	(992)	17,337
Effect on OCI	(13,287)	11,339
Effect on equity	(2,253)	2,253
Ending balance	(125,355)	(108,823)	S/ (139,752)
Financial instruments designated at fair value through OCI from spin-off [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance	2,253
Effect on profit or loss
Effect on OCI
Effect on equity	(2,253)
Ending balance		2,253
Financial instruments designated at fair value through OCI From Spin-Off [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Beginning balance
Effect on profit or loss
Effect on OCI	(1,675)
Effect on equity
Ending balance	(1,675)
Effect Of Available-For-Sale Investments Disposed [Member]
Reconciliation of changes in deferred tax liability (asset) [RollForward]
Effect on profit or loss
Effect on OCI
Effect on equity
Ending balance